Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
VAT recoverable	25,004	22,892	3,157
Prepaid expense	9,679	10,604	1,462
Prepayment for property and equipment (1)	34,000	-	-
Investment buyback receivable (2)	30,000	30,000	4,137
Loan receivable (3)	15,000	30,000	4,137
Other receivables	1,487	4,137	260
Prepaid expenses and other current assets	115,170	95,373	13,153

(1)	The Company terminated the related purchases on April 8, 2023 and the prepayment balance of RMB34 million was fully refunded and collected by the April 30,2023.

(2)	The Company invested RMB30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance.

(3)

On October 20, 2021, the Company lent RMB8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with annual interest rate of 2.4% from April 11, 2022 to December 31, 2022 and annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.

On March 2, 2023, the Company lent RMB15,000 to Hangzhou Doujin Information Technology Co., Ltd for working capital purpose. The loan term was for one year with daily interest rate of 2%.

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
VAT recoverable	12,454	25,004	3,625
Prepaid expense	8,553	9,679	1,403
Prepayment for property and equipment (1)	19,000	34,000	4,930
Investment buyback receivable (2)	30,000	30,000	4,350
Advance to Weiliantong (3)	86,858	-	-
Loan receivable (4)	8,000	15,000	2,175
Other receivables	544	1,487	216
Prepaid expenses and other current assets	165,409	115,170	16,699

(1)	The Company subsequently terminated the related purchases after December 31, 2022 and the prepayment balance of RMB 34 million was fully refunded and collected by the Company as the date of report.

(2)	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.

(3)	The balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 4), which was subsequently offset against acquisition consideration.

(4)	On October 20, 2021, the Company lent RMB 8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022，Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with annual interest rate of 2.4% from April 11, 2022 to December 31, 2022 and annual interest rate of 6.0% from January 1, 2023 to December 31, 2023.